SP SmallCap 600 Pure Value Fund Expense Example - SP SmallCap 600 Pure Value Fund - SP SmallCap 600 Pure Value Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 172
Expense Example, with Redemption, 3 Years	543
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	$ 2,048